	VEST U.S. LARGE CAP 20% BUFFER STRATEGIES FUND
	Schedule of Investments
	January 31, 2025 (unaudited)
103.57%	OPTIONS PURCHASED
		Number of	Notional	Exercise	Expiration
	Description	Contracts	Amount	Price	Date	Value
101.99%	CALL
	SPDR S&P 500 ETF	673	40,502,486	0.02	02/19/2025	40,508,123
	SPDR S&P 500 ETF	192	11,554,944	592.77	01/21/2026	487,473
	SPDR S&P 500 ETF	369	22,207,158	0.02	02/18/2026	22,095,207
	SPDR S&P 500 ETF	814	48,988,148	0.02	04/21/2027	48,604,071
	SPDR S&P 500 ETF	442	26,600,444	0.02	07/21/2027	26,391,898
						138,086,772
1.58%	PUT
	SPDR S&P 500 ETF	192	11,554,944	497.2	02/19/2025	3,275
	SPDR S&P 500 ETF	192	11,554,944	520.47	03/19/2025	18,851
	SPDR S&P 500 ETF	192	11,554,944	500.54	04/16/2025	27,788
	SPDR S&P 500 ETF	192	11,554,944	529.77	05/21/2025	77,871
	SPDR S&P 500 ETF	192	11,554,944	548.48	06/18/2025	133,811
	SPDR S&P 500 ETF	192	11,554,944	556.93	07/16/2025	183,771
	SPDR S&P 500 ETF	192	11,554,944	560.61	08/20/2025	229,276
	SPDR S&P 500 ETF	192	11,554,944	561.39	09/17/2025	255,881
	SPDR S&P 500 ETF	192	11,554,944	582.29	10/15/2025	358,414
	SPDR S&P 500 ETF	192	11,554,944	590.49	11/19/2025	424,789
	SPDR S&P 500 ETF	192	11,554,944	586.27	12/17/2025	427,819
						2,141,546
103.57%	TOTAL OPTIONS PURCHASED					140,228,318
0.83%	MONEY MARKET FUND
	Federated Treasury Obligations Fund 4.250%(B)			1,123,994		1,123,994
104.41%	TOTAL INVESTMENTS					141,352,312
(4.41%)	Liabilities in excess of other assets					(5,964,881)
100.00%	NET ASSETS					$135,387,431

(A)Non-income producing

(B)Effective 7 day yield as of January 31,2025 See Notes to Schedule of Investments.

VEST U.S. LARGE CAP 20% BUFFER STRATEGIES FUND

Schedule of Investments

January 31, 2025 (unaudited)

SHORT INVESTMENTS
	Number of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Value
(4.89%) OPTIONS WRITTEN
(4.37%) CALL
SPDR S&P 500 ETF	192	(11,554,944)	557.37	02/19/2025	(884,808)
SPDR S&P 500 ETF	192	(11,554,944)	582.72	03/19/2025	(526,417)
SPDR S&P 500 ETF	192	(11,554,944)	560.42	04/16/2025	(953,466)
SPDR S&P 500 ETF	192	(11,554,944)	592.08	05/21/2025	(549,503)
SPDR S&P 500 ETF	192	(11,554,944)	612.54	06/18/2025	(365,543)
SPDR S&P 500 ETF	192	(11,554,944)	619.31	07/16/2025	(346,451)
SPDR S&P 500 ETF	192	(11,554,944)	619.14	08/20/2025	(426,228)
SPDR S&P 500 ETF	192	(11,554,944)	616.81	09/17/2025	(509,752)
SPDR S&P 500 ETF	192	(11,554,944)	640.05	10/15/2025	(321,639)
SPDR S&P 500 ETF	192	(11,554,944)	652.55	11/19/2025	(289,660)
SPDR S&P 500 ETF	192	(11,554,944)	648.59	12/17/2025	(366,783)
SPDR S&P 500 ETF	192	(11,554,944)	652.71	01/21/2026	$(373,580)
					(5,913,830)
(0.52%) PUT
SPDR S&P 500 ETF	192	(11,554,944)	397.77	02/19/2025	(684)
SPDR S&P 500 ETF	192	(11,554,944)	416.38	03/19/2025	(6,092)
SPDR S&P 500 ETF	192	(11,554,944)	400.44	04/16/2025	(10,651)
SPDR S&P 500 ETF	192	(11,554,944)	423.82	05/21/2025	(20,277)
SPDR S&P 500 ETF	192	(11,554,944)	438.78	06/18/2025	(31,050)
SPDR S&P 500 ETF	192	(11,554,944)	445.55	07/16/2025	(42,108)
SPDR S&P 500 ETF	192	(11,554,944)	448.49	08/20/2025	(57,415)
SPDR S&P 500 ETF	192	(11,554,944)	449.12	09/17/2025	(66,363)
SPDR S&P 500 ETF	192	(11,554,944)	465.83	10/15/2025	(92,229)
SPDR S&P 500 ETF	192	(11,554,944)	472.39	11/19/2025	(112,837)
SPDR S&P 500 ETF	192	(11,554,944)	469.02	12/17/2025	$(119,378)
SPDR S&P 500 ETF	192	(11,554,944)	474.22	01/21/2026	(141,101)
					(700,185)
(4.89%) TOTAL OPTIONS WRITTEN					(6,614,015)

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurementsfor disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of January 31, 2025:
	Level 1		Level 2	Level 3
			Other	Significant
			Significant	Unobservable
	Quoted Prices		Observable Inputs	Inputs	Total
OPTIONS PURCHASED			$140,228,318		$140,228,318
MONEY MARKET FUND		$1,123,994			$1,123,994
TOTAL INVESTMENTS		$1,123,994	$140,228,318		$141,352,312
OPTIONS WRITTEN			$(6,614,015)		$(6,614,015)
TOTAL SHORT INVESTMENTS			$(6,614,015)		$(6,614,015)
The cost of investments for Federal income tax purposes has been estimated a/o January 31, 2025 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $111,830,857, and the related net unrealized appreciation (depreciation) consists of:
			Gross unrealized appreciation		$27,894,142
			Gross unrealized depreciation		(4,986,702)
			Net unrealized appreciation		$22,907,440